GOF P32 12/22

SUPPLEMENT DATED DECEMBER 23, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Focused Growth Fund

Franklin Fund Allocator Series

Franklin Global Allocation Fund

Franklin Global Trust

Franklin Emerging Markets Debt Opportunities Fund

Franklin International Growth Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Managed Income Fund

Franklin Adjustable U.S. Government Securities Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Growth Opportunities Fund

Franklin Small-Mid Cap Growth Fund

Franklin Small Cap Growth Fund

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

Franklin Strategic Income Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Franklin Templeton SMACS: Series EM

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Foreign Smaller Companies Series

International Equity Series

I. For Franklin Income Fund, Franklin Global Allocation Fund, Franklin Emerging Markets Debt Opportunities Fund, Franklin Gold and Precious Metals Fund, Franklin Managed Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Total Return Fund, Franklin Real Estate Securities Fund, Franklin Strategic Mortgage Portfolio, Franklin Small Cap Growth Fund, Franklin Natural Resources Fund, Franklin Strategic Income Fund, Franklin Templeton SMACS: Series EM and Templeton Emerging Markets Small Cap Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks” section of the prospectus is replaced with the following:

ESG Considerations

ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

II. For Franklin DynaTech Fund, Franklin Growth Fund, Franklin Utilities Fund, Franklin Focused Growth Fund, Franklin International Growth Fund, Franklin High Income Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Rising Dividends Fund, Franklin Growth Opportunities Fund, Franklin Small-Mid Cap Growth Fund, Franklin Biotechnology Discovery Fund, Templeton China World Fund, Templeton Developing Markets Trust, Templeton Foreign Fund, Templeton World Fund, Templeton Global Balanced Fund, Templeton Global Smaller Companies Fund, Templeton Growth Fund, Inc., Templeton Global Bond Fund, Templeton Global Total Return Fund, Templeton International Bond Fund, Foreign Smaller Companies Series and International Equity Series, the “ESG Considerations” risk in the “Fund Details – Principal Risks” section of the prospectus is replaced with the following:

ESG Considerations

ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

III. For Franklin U.S. Government Securities Fund and Franklin Adjustable U.S. Government Securities Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks” section of the prospectus is replaced with the following:

Social and Governance Considerations

Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Please keep this supplement with your prospectus for future reference.